Operating Expenses by Nature - Schedule of operating expenses by nature - stock based compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Expenses by nature [abstract]
General and administrative related share-based compensation	$ 10,945	$ 24,650
Marketing and promotion related wages and benefits	786	1,140
Total operating expense related share-based compensation	11,731	25,790
Share based compensation capitalized to inventory	1,505	6,105
Total share-based compensation	$ 13,236	$ 31,895